PROMISSORY NOTES - Bridge Financing (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 21, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Dec. 14, 2022 USD ($)	Dec. 13, 2022 USD ($) closing	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of notes					$ 0	$ 1,250
Payments of debt issuance costs					0	150
Amortization of debt discounts and issuance costs					$ 0	2,104
Bridge Warrants
Debt Instrument [Line Items]
Proceeds from issuance of notes		$ 532	$ 571
Exchange Warrants
Debt Instrument [Line Items]
Number of shares called by warrants (in shares) | shares	272
Warrant exercise price (in usd per share) | $ / shares	$ 22,787.31
Bridge SPA
Debt Instrument [Line Items]
Proceeds from issuance of notes		$ 718	679
Debt issuance costs						294
Payments of debt issuance costs						$ 90
Investor
Debt Instrument [Line Items]
Investment in cash	$ 12,250
Investor | Bridge Warrants
Debt Instrument [Line Items]
Number of shares called by warrants (in shares) | shares		809
Warrant exercise price (in usd per share) | $ / shares		$ 2,057.51
Warrants and rights outstanding, term		60 months
Investor | Exchange Warrants
Debt Instrument [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 22,787.31
Investor | Bridge SPA
Debt Instrument [Line Items]
Debt instrument, face amount		$ 1,667	1,667	$ 3,333
Aggregate purchase price		$ 1,250	$ 1,250	$ 2,500
Number of closings | closing				2